Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Restricted Cash
Restricted cash	$ 786	$ 786	$ 786
Letter of Credit
Restricted Cash
Restricted cash	600
Security Deposit
Restricted Cash
Restricted cash	$ 200